Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Production license
Intangible Assets, Net
Intangible Assets, Net

11.        Intangible Assets, Net

Intangible assets consisted of the following:

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Production license at cost	28,779,986	28,779,986	4,148,765
Accumulated amortization	(26,783,701)	(28,779,986)	(4,148,765)

Total intangible assets, net	1,996,285	—	—

The amortization expenses for the years ended December 31, 2014, 2015 and 2016 were RMB3,826,243, RMB3,826,243 and RMB  1,996,285 ($287,773), respectively. No provision for impairment loss has been charged for the years ended December 31, 2014, 2015 and 2016.